Principal Accounting Policies - Accounts Receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Principal Accounting Policies
Cash Settlement From Commercial Banks Period	6 months
Bank Acceptance Notes, Endorsed	$ 0	$ 1,400,000	$ 12,400,000
Bank Acceptance Notes, Endorsed but yet Due	0	0
Bank Acceptance Notes, Transferred without Recourse	$ 13,814	$ 0